Bank borrowings - (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Borrowings [abstract]
Non-Current Amount	$ 13,911	$ 14,913
Current Amount	43,251	31,635
Total	57,162	46,548
Credit facilities
Borrowings [abstract]
Limit	100,000	100,000
Receivable Factoring Facility
Borrowings [abstract]
Limit	62,334	66,300
Current Amount	35,059	30,683
Total	35,059	30,683
Other Loans
Borrowings [abstract]
Non-Current Amount	13,911	14,913
Current Amount	8,192	952
Total	$ 22,103	$ 15,865